Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities
Schedule of financial assets

	2018		2017		2016
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet fuel Asian call options	Ps.	48,199	Ps.	497,403	Ps.	867,809
Foreign currency forward contracts		14,241		—		—
Total financial assets	Ps.	62,440	Ps.	497,403		867,809
Presented on the consolidated statements of financial position as follows:
Current	Ps.	62,440	Ps.	497,403		543,528
Non-current	Ps.	—	Ps.	—	Ps.	324,281

Schedule of short-term and long-term debt

		2018		2017		2016
I.	Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on May 31, 2022, bearing annual interest rate at the three-month LIBOR plus a spread of 260 basis points.	Ps.	3,045,574	Ps.	2,528,388	Ps.	1,271,891
II.	In December 2016, the Company entered into a short-term working capital facility with Banco Nacional de México S.A. (“Citibanamex”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 90 basis points.		461,260		948,354		406,330
III.	In December 2016, the Company entered into a U.S. dollar denominated short-term working capital facility with Bank of America México S.A. Institución de Banca Múltiple (“Bank of America”) in U.S. dollars, bearing annual interest rate at the one-month LIBOR plus 160 basis points.		—		—		309,960
IV.	Accrued interest		16,364		5,972		6,102
			3,523,198		3,482,714		1,994,283
	Less: Short-term maturities		1,212,259		2,403,562		1,051,237
	Long-term	Ps.	2,310,939	Ps.	1,079,152	Ps.	943,046

TIIE: Mexican interbank rate

Summary of scheduled principal payments of financial debt and accrued interest

	2019		2020		2021		2022		Total
Finance debt denominated in foreign currency:
Santander/Bancomext	Ps.	748,865	Ps.	1,508,757	Ps.	777,095	Ps.	25,087	Ps.	3,059,804
Citibanamex		463,394		—		—		—		463,394
Total	Ps.	1,212,259	Ps.	1,508,757	Ps.	777,095	Ps.	25,087	Ps.	3,523,198

Schedule of changes in liabilities from financing activities

									Current vs non-
									current
	January 1,		Net cash		Accrued		Foreign exchange		reclassification		December, 31,
	2018		Flows		Interest		movement		and other		2018
Current interest-bearing loans and borrowings	Ps.	2,403,562	Ps.	(793,363)	Ps.	10,392	Ps.	71,380	Ps.	(479,712)	Ps.	1,212,259
Non-current interest -bearing loans and borrowings		1,079,152		808,620		—		(56,945)		480,112		2,310,939
Total liabilities from financing activities	Ps.	3,482,714	Ps.	15,257	Ps.	10,392	Ps.	14,435	Ps.	400	Ps.	3,523,198

									Current vs non-
									current
	January 1,		Net cash		Accrued		Foreign exchange		reclassification		December, 31,
	2017		Flows		Interest		movement		and other		2017
Current interest-bearing loans and borrowings	Ps.	1,051,237	Ps.	419,350	Ps.	(130)	Ps.	25,924	Ps.	907,181	Ps.	2,403,562
Non-current interest -bearing loans and borrowings		943,046		1,093,808		—		(50,521)		(907,181)		1,079,152
Total liabilities from financing activities	Ps.	1,994,283	Ps.	1,513,158	Ps.	(130)	Ps.	(24,597)	Ps.	—	Ps.	3,482,714

									Current vs non-
									current
	January 1,		Net cash		Accrued		Foreign exchange		reclassification		December, 31,
	2016		Flows		Interest		movement		and other		2016
Current interest-bearing loans and borrowings	Ps.	1,371,202	Ps.	(753,897)	Ps.	(1,239)	Ps.	121,269	Ps.	313,902	Ps.	1,051,237
Non-current interest - bearing loans and borrowings		219,817		938,681		—		98,450		(313,902)		943,046
Total liabilities from financing activities	Ps.	1,591,019	Ps.	184,784	Ps.	(1,239)	Ps.	219,719	Ps.	—	Ps.	1,994,283

Schedule of other financial liabilities

	2018		2017		2016
Derivative financial instruments designated as CFH (effective portion recognized within OCI):
Zero cost collar options	Ps.	122,948	Ps.	—	Ps.	—
Interest rate swap contracts		—		—		14,144
Total financial liabilities	Ps.	122,948	Ps.	—	Ps.	14,144
Presented on the consolidated statements of financial position as follows:
Current	Ps.	122,948	Ps.	—	Ps.	14,144
Non-current	Ps.	—	Ps.	—	Ps.	—